Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash, cash equivalents and restricted cash	$ 774,154	$ 711,853
Short-term investments	15,265
Accounts receivable:
Related parties		2,155
Other accounts receivable, net	89,244	78,849
Recoverable value added tax and others	69,159	94,348
Recoverable income tax	92,196	64,774
Inventories	16,117	15,758
Prepaid expenses and other current assets	43,676	33,189
Assets held for sale		795
Guarantee deposits	147,836	64,357
Total current assets	1,247,647	1,066,078
Non-current assets:
Rotable spare parts, furniture and equipment, net	804,610	478,771
Right-of-use assets	2,338,392	2,180,931
Intangible assets, net	16,219	12,725
Derivative financial instruments	1,683	1,585
Deferred income taxes	236,026	208,010
Guarantee deposits	461,996	483,878
Other long-term assets	39,399	35,675
Total non-current assets	3,898,325	3,401,575
Total assets	5,145,972	4,467,653
Current liabilities:
Unearned transportation revenue	343,400	346,469
Suppliers	233,861	194,856
Related parties	15,845	14,610
Accrued liabilities	162,763	186,572
Lease liabilities	372,697	335,620
Other taxes and fees payable	262,115	218,329
Income taxes payable	8,310	5,738
Financial debt	220,289	112,148
Other liabilities	2,303	5,398
Total current liabilities	1,621,583	1,419,740
Non-current liabilities:
Financial debt	432,776	160,887
Accrued liabilities	13,515	13,283
Lease liabilities	2,518,745	2,373,103
Other liabilities	286,405	244,454
Employee benefits	14,644	10,987
Deferred income taxes	15,710	10,462
Total non-current liabilities	3,281,795	2,813,176
Total liabilities	4,903,378	4,232,916
Equity:
Capital stock	248,278	248,278
Treasury shares	(11,555)	(12,866)
Legal reserve	17,363	17,363
Additional paid-in capital	282,040	283,174
Accumulated deficit	(148,084)	(155,903)
Accumulated other comprehensive loss	(145,448)	(145,309)
Total equity	242,594	234,737
Total liabilities and equity	$ 5,145,972	$ 4,467,653